Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000030210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes International Bond Strategy Portfolio
Average Annual Return, Percent	7.62%	(0.01%)	2.77%
Fifty Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index and 50 J P Morgan Global ex U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index and 50% J.P. Morgan Global (ex-U.S.) Government Bond Index
Average Annual Return, Percent	7.34%	(0.45%)	2.51%
J P Morgan Global ex U S Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Global (ex-U.S.) Government Bond Index
Average Annual Return, Percent	2.72%	(5.84%)	(0.60%)
Bloomberg Emerging Markets Seasoned ex Aggregate Eurodollar Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Average Annual Return, Percent	11.86%	5.04%	5.47%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%